Note 1 - Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Carrying value of net assets of companies sold	24,074
Less: Carrying value of net assets of companies acquired	(3,131)
Less: Consideration received in cash	(10,000)
Less: Settlement of related party payables	(1,150)
Excess of consideration over acquired assets	9,793